Significant accounting policies - Intangibles (Details)	12 Months Ended
Dec. 31, 2021
Software for internal use | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Software for internal use | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Customer-, Technology- and Marketing-related intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years